Revenue and Receivables from Contracts with Customers - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Reimbursable expenses recorded as revenue	$ 1,200	$ 600	$ 4,000	$ 3,500	$ 6,500	$ 6,700	$ 7,300
Contract with customer, performance obligation satisfied in previous period	53,500	$ 39,300	309,000	147,500	177,400	217,900	322,800
Deferred revenue	$ 5,939		5,939		10,598	1,679
Deferred revenue recognized			$ 9,600	$ 1,600	$ 1,700	$ 1,600	$ 400